Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.0% (A)
U.S. Equity Fund - 0.0% (A)
Alerian MLP ETF	9,487	$ 421,603

Total Exchange-Traded Fund (Cost $335,062)		421,603

INVESTMENT COMPANIES - 98.9%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	4,260

International Equity Funds - 16.1%
Transamerica Emerging Markets Opportunities (C)	2,162,917	15,291,821
Transamerica International Equity (C)	2,770,281	55,350,208
Transamerica International Focus (C)	2,703,921	21,063,541
Transamerica International Small Cap Value (C)	590,232	8,269,152
Transamerica International Stock (C)	3,670,165	40,775,530

		140,750,252

International Fixed Income Fund - 3.5%
Transamerica Emerging Markets Debt (C)	3,345,771	30,647,265

U.S. Equity Funds - 33.6%
Transamerica Capital Growth (B) (C)	1,373,963	10,112,368
Transamerica Large Cap Value (C)	9,154,629	118,277,806
Transamerica Mid Cap Growth (B) (C)	654,322	5,862,727
Transamerica Mid Cap Value Opportunities (C)	603,500	6,578,152
Transamerica Small Cap Growth (C)	805,232	5,169,591
Transamerica Small Cap Value (C)	836,596	4,492,522
Transamerica Sustainable Equity Income (C)	2,415,129	18,137,621
Transamerica US Growth (C)	4,485,846	125,648,546

		294,279,333

U.S. Fixed Income Funds - 44.7%
Transamerica Bond (C)	12,562,295	101,754,591
Transamerica Core Bond (C)	26,479,364	229,840,878
Transamerica Floating Rate (C)	497,905	4,496,086
Transamerica High Yield Bond (C)	1,079,109	8,708,409
Transamerica Inflation Opportunities (C)	3,605,791	34,904,053
Transamerica Long Credit (C)	102	1,006
Transamerica Short-Term Bond (C)	1,267,773	12,373,466

		392,078,489

U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	1,397,745	9,169,208

Total Investment Companies (Cost $788,590,231)		866,928,807

	Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $5,770,108 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $5,885,194.

	$ 5,769,707	$ 5,769,707

Total Repurchase Agreement (Cost $5,769,707)		5,769,707

Total Investments (Cost $794,695,000)		873,120,117
Net Other Assets (Liabilities) - 0.4%		3,136,869

Net Assets - 100.0%		$ 876,256,986

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	439	03/19/2024	$47,995,249	$49,312,047	$1,316,798	$—
S&P 500® E-Mini Index	58	03/15/2024	13,935,657	14,124,450	188,793	—

Total Futures Contracts					$1,505,591	$—

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$421,603	$—	$—	$421,603
Investment Companies	866,924,547	—	—	866,924,547
Repurchase Agreement	—	5,769,707	—	5,769,707

Total	$867,346,150	$5,769,707	$—	$873,115,857

Investment Companies Measured at Net Asset Value (E)				4,260

Total Investments				$873,120,117

Other Financial Instruments
Futures Contracts (H)	$1,505,591	$—	$—	$1,505,591

Total Other Financial Instruments	$1,505,591	$—	$—	$1,505,591

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$93,597,363	$1,581,262	$—	$—	$6,575,966	$101,754,591	12,562,295	$1,081,262	$—
Transamerica Capital Growth	3,393,099	6,000,000	—	—	719,269	10,112,368	1,373,963	—	—
Transamerica Core Bond	196,045,587	24,049,103	(4,500,000)	(130,188)	14,376,376	229,840,878	26,479,364	2,261,312	—
Transamerica Emerging Markets Debt	20,879,231	8,042,071	—	—	1,725,963	30,647,265	3,345,771	242,071	—
Transamerica Emerging Markets Opportunities	16,654,294	497,910	(2,000,000)	(233,474)	373,091	15,291,821	2,162,917	497,910	—
Transamerica Energy Infrastructure	8,631,140	470,782	—	—	67,286	9,169,208	1,397,745	365,783	—
Transamerica Floating Rate	—	4,501,064	—	—	(4,978)	4,496,086	497,905	1,064	—
Transamerica Global Allocation Liquidating Trust	4,509	—	—	—	(249)	4,260	3,627	—	—
Transamerica High Yield Bond	261,993	8,437,373	—	—	9,043	8,708,409	1,079,109	37,373	—
Transamerica Inflation Opportunities	36,207,801	230,696	(3,500,000)	(556,456)	2,522,012	34,904,053	3,605,791	230,696	—
Transamerica International Equity	63,623,098	2,239,645	(16,500,000)	1,596,044	4,391,421	55,350,208	2,770,281	2,239,645	—

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus	$13,716,450	$7,195,519	$—	$—	$151,572	$21,063,541	2,703,921	$504,005	$691,516
Transamerica International Small Cap Value	8,066,537	278,994	(1,000,000)	191,039	732,582	8,269,152	590,232	278,994	—
Transamerica International Stock	23,793,074	15,841,288	(1,500,000)	175,141	2,466,027	40,775,530	3,670,165	841,288	—
Transamerica Large Cap Value	89,334,339	22,243,866	—	—	6,699,601	118,277,806	9,154,629	309,149	6,934,717
Transamerica Long Credit	—	1,000	—	—	6	1,006	102	—	—
Transamerica Mid Cap Growth	10,679,450	—	(7,000,000)	(77,406)	2,260,683	5,862,727	654,322	—	—
Transamerica Mid Cap Value Opportunities	8,288,125	442,249	(2,700,000)	4,064	543,714	6,578,152	603,500	94,294	347,956
Transamerica Short-Term Bond	44,300,108	394,216	(33,300,000)	993,575	(14,433)	12,373,466	1,267,773	394,216	—
Transamerica Small Cap Growth	4,532,770	228,104	—	—	408,717	5,169,591	805,232	—	228,103
Transamerica Small Cap Value	3,873,659	136,512	—	—	482,351	4,492,522	836,596	136,512	—
Transamerica Sustainable Equity Income	27,673,733	192,929	(13,500,000)	1,081,266	2,689,693	18,137,621	2,415,129	192,929	—
Transamerica US Growth	131,070,383	4,840,146	(30,500,000)	(116,565)	20,354,582	125,648,546	4,485,846	—	4,840,146

Total	$804,626,743	$107,844,729	$(116,000,000)	$2,927,040	$67,530,295	$866,928,807	82,466,215	$9,708,503	$13,042,438

(D)	Restricted security. At January 31, 2024, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,260	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Portfolio (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4